Business Combinations - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions							2 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2021 GBP (£)	Oct. 26, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Mar. 04, 2020 USD ($)	Jan. 01, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Oct. 26, 2021 USD ($)	Oct. 26, 2021 GBP (£)	Oct. 25, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Mar. 04, 2020 GBP (£)	Jan. 30, 2020 USD ($)	Jan. 30, 2020 GBP (£)	Jan. 01, 2020 EUR (€)	Jan. 24, 2019 USD ($)	Jan. 24, 2019 GBP (£)
Statements [Line Items]
Revenue of combined entity as if combination occurred at beginning of period												£ 265.6
Profit loss of combined entity as if combination occurred at beginning of period			£ 7.5
Adjusted profit loss before tax of combined entity as if combination occurred at beginning of period												£ 45.2
Consideration transferred																$ 10.2	£ 7.7
Bio Vision Acquisition [Member]
Statements [Line Items]
Percentage of voting equity interests acquired													100.00%	100.00%
Cash transferred	£ 256.3						£ 256.3
Acquisition related expenses		£ 7.8
Description of acquiree		NKY Biotech US, Inc has one wholly owned subsidiary, BioVision Inc (collectively ‘BioVision’)
Trade payables															£ 1.4
Adjustment for working capital claim	1.1						1.1							£ 1.1
Receivables recognized from acquisition	1.1						1.1
Revenue of acquiree since acquisition date							2.6
Profit loss of acquiree since acquisition date							2.6
Effect on adjusted profit loss before tax since acquisition date							1.4
Revenue of combined entity as if combination occurred at beginning of period	331.6
Profit loss of combined entity as if combination occurred at beginning of period	9.8
Inventory recognised as of acquisition date	8.1						8.1
Cash and cash equivalents recognised as of acquisition date	10.0						10.0
Trade and other current receivables recognised as of acquisition date	3.3						3.3
Consideration transferred	253.8						253.8
Expedeon Acquisition [Member]
Statements [Line Items]
Percentage of voting equity interests acquired					100.00%																100.00%
Cash transferred	104.2				£ 104.2		104.2														€ 122.5
Acquisition related expenses					4.1
Revenue of acquiree since acquisition date											£ 5.9
Profit loss of acquiree since acquisition date											0.3
Effect on adjusted profit loss before tax since acquisition date											£ 2.0
Inventory recognised as of acquisition date					2.8
Cash and cash equivalents recognised as of acquisition date	2.3				2.3		2.3
Trade and other current receivables recognised as of acquisition date					1.9
Current trade payables recognised as of acquisition date					£ 1.1
Consideration transferred	104.2						104.2
Gene Editing And Oncology Business Acquisition [Member]
Statements [Line Items]
Cash transferred	7.1						7.1
Revenue of acquiree since acquisition date									£ 0.4
Profit loss of acquiree since acquisition date									0.1
Effect on adjusted profit loss before tax since acquisition date									£ 0.2
Inventory recognised as of acquisition date																				£ 0.2
Consideration transferred																			$ 9.4	£ 7.1
Marker Gene Technologies Inc Acquisition [Member]
Statements [Line Items]
Percentage of voting equity interests acquired				100.00%														100.00%
Cash transferred	0.9			$ 1.2			0.9											£ 0.9
Revenue of acquiree since acquisition date								£ 0.1
Profit loss of acquiree since acquisition date								0.1
Effect on adjusted profit loss before tax since acquisition date								£ 0.1
Inventory recognised as of acquisition date																		0.3
Cash and cash equivalents recognised as of acquisition date	0.3						0.3											0.3
Current trade payables recognised as of acquisition date																		0.1
Consideration transferred	1.7			2.2			1.7											1.7
Liabilities incurred				$ 0.3														0.2
Consideration Deferral Terms				deferred for 18 months
Equity interests of acquirer				$ 0.7														0.6
Current trade receivables recognised as of acquisition date																		£ 0.1
Calico Acquisition [Member]
Statements [Line Items]
Percentage of voting equity interests acquired																						100.00%	100.00%
Cash transferred																						$ 4.6	£ 3.6
Revenue of acquiree since acquisition date										£ 0.3
Profit loss of acquiree since acquisition date										0.1
Effect on adjusted profit loss before tax since acquisition date										£ 0.1
Revenue of combined entity as if combination occurred at beginning of period						£ 260.5
Profit loss of combined entity as if combination occurred at beginning of period						£ 56.0
Cash and cash equivalents recognised as of acquisition date																							0.1
Current trade payables recognised as of acquisition date																							0.1
Consideration transferred	£ 3.6						£ 3.6
Liabilities incurred																						$ 0.9	0.7
Current trade receivables recognised as of acquisition date																							£ 0.2
Cash Free Debt Free Basis [Member] | Bio Vision Acquisition [Member]
Statements [Line Items]
Cash transferred													$ 349.9	£ 253.8